TAXATION - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
PRC statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	0.00%	(10.00%)	1.00%
Change in future tax rate (upon expiration of preferential rate)	0.00%	0.00%	2.00%
Change of prior year deferred tax assets	(19.00%)	1.00%	(15.00%)
Change of valuation allowance	(28.00%)	(10.00%)	(18.00%)
Income not subject to tax and non-deductible expenses, net	0.00%	0.00%	0.00%
Effect of expired net operating loss	22.00%	(6.00%)	5.00%
PRC withholding tax	0.00%	2.00%	0.00%
Effective EIT rate	0.00%	2.00%	0.00%